RIGHT OF USE ASSETS AND LEASE LIABILITIES - Reconciliation of Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Lease liabilities	$ 171	$ 0
Lease liabilities recognised	23	160
Repayment of lease liabilities	(47)	(42)
Finance costs paid on lease liabilities	(8)	(9)
Interest charged to the income statement	8	10	$ 5
Reclassification of finance leases from borrowings	0	60
Change in estimate	(1)	(5)
Translation	7	(3)
Closing balance	153	171	$ 0
Lease finance costs paid included in the statement of cash flows	$ 8	$ 9